Retirement Benefits - Defined Contribution Retirement Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits
Defined contribution retirement plans, expense recognized	$ 165	$ 167	$ 146